SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE BASED PAYMENTS
NOTE 17- SHARE BASED PAYMENTS

Options:

Options have been granted under the Company's 2015 Plan, which was adopted on January 29, 2015 and amended thereafter (the “2015 Plan”).

Our board of directors determined the terms and conditions of the options granted including the vesting terms and the exercise price. The terms and conditions are set forth in the applicable options agreement. The terms and conditions of individual options may vary.

In 2020, the Company ceased granting options under the 2015 Plan. Any options granted under the 2015 Plan that expire have been and will be added to the pool of the 2020 Plan. The 2015 Plan continues to apply to all previously granted options.

Restricted Shares Units (RSUs):

RSUs have been granted under the Company's 2020 Incentive Award Plan and vested in four equal annual installments.

On October 22, 2021, the Company granted 140,336 RSUs to certain employees to be vested partially from January 2023 and partially from August 2023. The fair value of the awards was determined based on the Company's grant date share price and amounted to $5.3 million.

On March 7, 2022, the Company granted 190,535 RSUs to certain employees to be vested partly from March 2023. The fair value of the awards was determined based on the Company's grant date share price and amounted to $3.0 million.

On November 4, 2022, the Company granted 3,600 RSUs to certain employees to be vested from January 2023. The fair value of the awards was determined based on the Company's grant date share price and amounted to $0.1 million.

As of December 31, 2022, the outstanding RSUs are 289,097 of which 35,276 vested and exercisable.

As of December 31, 2022, the Company had unrecognized share-based compensation expenses related to options and RSUs of $3.4 million, which is expected to be recognized over a weighted average period of approximately 3.6 years.

The following table summarizes option activities for the years ended December 31, 2022, 2021 and 2020:

	2022		2021		2020
	Weighted average exercise price ($)	Number	Weighted average exercise price ($)	Number	Weighted average exercise price ($)	Number

Outstanding at January 1,	3.03	1,133,886	2.02	1,708,020	1.48	1,632,220
Granted during the year	-	-	57.56	15,000	9.92	111,129
Exercised during the year	1.41	(278,061)	1.5	(581,240)	1.40	(12,473)
Forfeited during the year	1.40	(6,436)	1.88	(7,894)	1.73	(22,856)
Outstanding at December 31,	3.57	849,389	3.03	1,133,886	2.02	1,708,020

Vested and exercisable at December 31,	3.90	698,753	2.00	798,262	1.52	1,203,456